LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Disclosure Of Long-Term Debt [Abstract]
Disclosure of debt instruments [text block]
12. LONG-TERM DEBT

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Revolving credit facility	899,595	1,362,192
Senior unsecured notes	370,735	—
Long-term debt	1,270,330	1,362,192

The following table reconciles the change in Vermilion’s long-term debt:

($M)	2017	2016
Balance at January 1	1,362,192	1,387,899
(Repayments) borrowings on the revolving credit facility	(450,646)	200,378
Issuance (repayment) of senior unsecured notes	391,906	(225,000)
Amortization of transaction costs and prepaid interest	2,012	2,337
Foreign exchange	(35,134)	(3,422)
Balance at December 31	1,270,330	1,362,192

Revolving Credit Facility

At December 31, 2017 and 2016, Vermilion had in place a bank revolving credit facility maturing May 31, 2021 with the following terms:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Total facility amount	1,400,000	2,000,000
Amount drawn	(899,595)	(1,362,192)
Letters of credit outstanding	(7,400)	(20,100)
Unutilized capacity	493,005	617,708

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion.

The facility bears interest at a rate applicable to demand loans plus applicable margins. For the year ended December 31, 2017, the effective interest rate was 3.7% (2016 - 4.0%). For the year ended December 31, 2017, a 1% increase in the average Canadian prime interest rate would decrease net earnings before tax by $8.0 million (2016 - $11.7 million).

In April 2017, as a result of proceeds from the issuance of the senior unsecured notes and projected liquidity requirements, Vermilion elected to reduce the total facility amount from $2.0 billion to $1.4 billion.

As at December 31, 2017, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2017	Dec 31, 2016
Consolidated total debt to consolidated EBITDA	4.0	1.87	2.36
Consolidated total senior debt to consolidated EBITDA	3.5	1.30	2.32
Consolidated total senior debt to total capitalization	55%	32%	46%

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS. These financial measures are defined by the revolving credit facility agreement as follows:

•	Consolidated total debt: Includes all amounts classified as “Long-term debt”, “Current portion of long-term debt”, and “Finance lease obligation” on our balance sheet.
•	Consolidated total senior debt: Defined as consolidated total debt excluding unsecured and subordinated debt.
•	Consolidated EBITDA: Defined as consolidated net earnings before interest, income taxes, depreciation, accretion and certain other non-cash items.
•	Total capitalization: Includes all amounts on the balance sheet classified as “Shareholders’ equity” plus consolidated total debt as defined above.

As at December 31, 2017 and 2016, Vermilion was in compliance with the above covenants.

Senior Unsecured Notes

On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bear interest at a rate of 5.625% per annum, to be paid semi-annually on March 15 and September 15. The notes mature on March 15, 2025. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may, at its option, redeem the notes prior to maturity as follows:
•
Prior to March 15, 2020, Vermilion may redeem up to 35% of the original principal amount of the senior unsecured notes with the proceeds of certain equity offerings by the Company at a redemption price of 105.625% of the principal amount plus any accrued and unpaid interest to the applicable redemption date.

•
Prior to March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at a price equal to 100% of the principal amount of the senior unsecured notes, plus an applicable premium and any accrued and unpaid interest.

•	On or after March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest.

Year	Redemption price
2020	104.219%
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%